General Information (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
At June 30, 2022, the 8 subsidiaries included in the Company’s unaudited interim consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Falcon Maryam	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010
Nirvana Product Trading Inc.	25/2/2022	Clean Nirvana	50,000	28/3/2022
Volume Jet Trading Inc.	25/2/2022	Clean Justice	47,000	31/5/2022
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted	160,000	3/6/2022
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia	160,000	3/6/2022